Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets (CHF million)
Cash and due from banks	110,573	65,467
of which reported from consolidated VIEs	1,396	1,432
Interest-bearing deposits with banks	2,272	1,524
of which reported at fair value	405	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
of which reported at fair value	158,673	136,906
Securities received as collateral, at fair value	30,191	42,147
of which encumbered	20,447	21,352
Trading assets, at fair value	279,553	324,704
of which encumbered	73,749	87,723
of which reported from consolidated VIEs	6,399	8,717
Investment securities	5,160	8,397
of which reported at fair value	5,158	7,945
of which reported from consolidated VIEs	41	72
Other investments	13,226	16,482
of which reported at fair value	9,751	13,448
of which reported from consolidated VIEs	2,346	2,334
Net loans	233,413	218,842
of which reported at fair value	20,694	18,552
of which encumbered	471	783
of which reported from consolidated VIEs	5,940	3,745
allowance for loan losses	(910)	(1,017)
Premises and equipment	7,193	6,725
of which reported from consolidated VIEs	646	72
Goodwill	8,591	8,585
Other intangible assets	288	312
of which reported at fair value	70	66
Brokerage receivables	43,446	38,769
Other assets	78,296	79,585
of which reported at fair value	35,765	39,470
of which encumbered	2,255	2,388
of which reported from consolidated VIEs	13,002	19,570
Assets of discontinued operations held-for-sale	0	23
Total assets	1,049,165	1,032,005
Liabilities and equity (CHF million)
Due to banks	40,147	37,493
of which reported at fair value	2,721	3,444
Customer deposits	313,401	287,564
of which reported at fair value	4,599	3,537
of which reported from consolidated VIEs	221	54
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
of which reported at fair value	136,483	123,697
Obligation to return securities received as collateral, at fair value	30,191	42,147
Trading liabilities, at fair value	127,760	133,997
of which reported from consolidated VIEs	1,286	188
Short-term borrowings	26,116	21,683
of which reported at fair value	3,547	3,308
of which reported from consolidated VIEs	6,141	4,333
Long-term debt	162,655	173,752
of which reported at fair value	70,366	83,692
of which reported from consolidated VIEs	14,858	19,739
Brokerage payables	68,034	61,746
Other liabilities	63,217	62,214
of which reported at fair value	31,092	29,185
of which reported from consolidated VIEs	746	840
Total liabilities	1,008,080	988,990
Common shares	49	47
Additional paid-in capital	21,796	23,026
Retained earnings	27,053	25,316
Treasury shares, at cost	(90)	(552)
Accumulated other comprehensive income/(loss)	(15,134)	(14,555)
Total shareholders' equity	33,674	33,282
Noncontrolling interests	7,411	9,733
Total equity	41,085	43,015
Total liabilities and equity	1,049,165	1,032,005
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04
Authorized shares (million) (in shares)	1,868,100,000	1,468,300,000
Issued shares (million) (in shares)	1,224,300,000	1,186,100,000
Treasury shares (million) (in shares)	(4,010,074)	(12,228,377)
Shares outstanding (million) (in shares)	1,220,300,000	1,173,900,000